Income Taxes	12 Months Ended
Dec. 31, 2019
Income Taxes

(14) Income Taxes

We file a consolidated U.S. Federal and State income tax return. The current and deferred portions of net income tax expense included in the consolidated statements of income are presented below for the years ended December 31:

	2019	2018	2017
	(Dollars in Thousands)
Current
U.S.	$48,559	$48,144	$56,974
State	2,944	3,370	2,662
Foreign	38	(5)	—
Total current taxes	51,541	51,509	59,636
Deferred
U.S.	2,979	5,130	4,620
State	330	13	(50)
Total deferred taxes	3,309	5,143	4,570
Total income taxes	$54,850	$56,652	$64,206

Total income tax expense differs from the amount computed by applying the U.S. Federal income tax rate of 21%for 2019 and 2018 and 35% for 2017 to income before income taxes. The reasons for the differences for the years ended December 31 are as follows:

	2019	2018	2017
	(Dollars in Thousands)
Computed expected tax expense	$55,086	$57,831	$77,643
Change in taxes resulting from:
Tax-exempt interest income	(2,550)	(3,101)	(4,701)
State tax, net of federal income taxes, tax credit and refunds	2,587	2,673	1,697
Resolution of IRS exam	—	—	(4,985)
Other investment income	(1,480)	(1,561)	(3,198)
Deferred tax adjustment due to federal tax rate change	—	(1,618)	(3,168)
Net investment in low income housing investments	623	2,518	387
Other	584	(90)	531
Actual tax expense	$54,850	$56,652	$64,206

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2019 and 2018 are reflected below:

	2019	2018
	(Dollars in Thousands)
Deferred tax assets:
Loans receivable, principally due to the allowance for probable loan losses	$12,050	$12,257
Other real estate owned	2,501	2,459
Impairment charges on available-for-sale securities	1,054	1,054
Accrued expenses	98	81
Net unrealized losses on available for sale investment securities	—	15,182
Other	6,019	5,076
Total deferred tax assets	21,722	36,109
Deferred tax liabilities:
Bank premises and equipment, principally due to differences on depreciation	(12,478)	(12,596)
Net unrealized gains on available for sale investment securities	(508)	—
Identified intangible assets and goodwill	(13,649)	(13,490)
Other	(18,849)	(14,787)
Total deferred tax liabilities	(45,484)	(40,873)
Net deferred tax liability	$(23,762)	$(4,764)

The net deferred tax liability of $23,762,000 at December 31, 2019 and $4,764,000 at December 31, 2018 is included in other liabilities in the consolidated statements of condition.

On December 22, 2017, the Tax Cuts and Jobs Act (“Tax Act”) was signed into law.  The Tax Act materially changes U.S. corporate income tax rates, among other things.  We were in a net deferred tax liability position at the time the Tax Act was enacted and subsequently revalued the carrying value of the net deferred liability and its components to the new 21% effective tax rate.  The change in the tax rate resulted in a net benefit to us of $4,786,000 and was included as a reduction to income tax expense in the consolidated income statement.